Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 10,478,550	$ 8,570,070		$ 7,487,564
Cost of revenue	(8,614,316)	(6,724,479)		(5,231,836)
Gross profit	1,864,234	1,845,591		2,255,728
Operating cost and expenses:
Sales and marketing expenses	(579,042)	(406,870)		(348,786)
General and administrative	(1,475,028)	(1,453,282)		(853,462)
Other operating expenses	(12,818)	(18,588)		(4,106)
Total operating cost and expenses	(2,066,888)	(1,878,740)		(1,206,354)
(Loss) / profit from operations	(202,654)	(33,149)		1,049,374
Finance income	23,671	20,743		14,110
Finance cost	(34,702)	(35,830)		(23,951)
(Loss) / profit before income taxes	(213,685)	(48,236)		1,039,533
Income tax (expense) / credit	(16,830)	43,790		(115,373)
NET (LOSS) / PROFIT	$ (230,515)	$ (4,446)		$ 924,160
Net (loss) / profit per share
Basic (in Dollars per share)	$ (0.01)		[1]	$ 0.04
Diluted (in Dollars per share)	$ (0.01)		[1]	$ 0.04
Weighted average number of ordinary shares outstanding
Basic (in Shares)	24,000,000	24,000,000	[2]	24,000,000
Diluted (in Shares)	24,000,000	24,000,000	[2]	24,000,000

[1]	The net income per share for year ended March 31, 2024 is immaterial.
[2]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.